Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of derivative financial instruments by maturity
Positions with derivative financial instruments as of December 31, 2024 and 2023 are shown below:

	2024
	Notional	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
Options	2,538,687,746	18,760,746	41	5,326,134	12,239,761	1,194,851
Swap contracts	758,053,043	21,743,021	47	2,296,009	606,502	18,840,510
Forward contracts	24,701,643	2,692,354	6	2,058,810	605,517	28,027
Future contracts	22,759,253	3,003,675	6	134,803	1,269,006	1,599,866
Total	3,344,201,685	46,199,796	100	9,815,756	14,720,786	21,663,254

Liabilities
Options	2,441,605,116	22,034,604	55	5,905,967	8,037,327	8,091,310
Swap contracts	825,780,642	14,000,255	35	2,501,045	1,106,887	10,392,323
Forward contracts	28,290,772	2,083,292	5	2,008,234	72,285	2,773
Future contracts	397,042,853	1,929,536	5	97,829	917,878	913,829
Total	3,692,719,383	40,047,687	100	10,513,075	10,134,377	19,400,235

	2023
	Notional	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
Options	3,053,641,595	15,982,949	85	6,240,115	6,455,786	3,287,048
Swap contracts	392,133,687	3,883,112	11	381,744	531,023	2,970,345
Forward contracts	125,343,466	2,889,964	3	2,508,142	250,756	131,066
Future contracts	8,005,705	977,441	1	833,172	104,758	39,511
Total	3,579,124,453	23,733,466	100	9,963,173	7,342,323	6,427,970

Liabilities
Options	2,308,283,883	17,970,099	74	5,996,813	5,601,569	6,371,717
Swap contracts	403,391,373	3,448,067	13	56,590	842,922	2,548,555
Forward contracts	82,074,317	2,705,166	3	2,216,996	250,030	238,140
Future contracts	311,303,078	662,084	10	29,918	79,459	552,707
Total	3,105,052,651	24,785,416	100	8,300,317	6,773,980	9,711,119

Summary of derivative financial instruments by index
Derivatives financial instruments by index:

	2024		2023
	Notional	Fair Value	Notional	Fair Value

Swap Contracts
Asset Position
Foreign exchange	48,173,431	2,336,907	6,446,652	611,709
Interest	708,886,668	19,137,399	367,589,959	1,863,359
Share	922,307	261,229	17,870,871	1,363,195
Commodities	70,637	7,486	226,205	44,849
Liability Position
Foreign exchange	48,091,014	(2,332,909)	—	—
Interest	762,360,740	(7,667,588)	403,391,373	(3,448,067)
Share	13,399,986	(3,795,336)	—	—
Commodities	1,928,902	(204,422)	—	—
Forward Contracts
Asset Position
Foreign exchange	14,082,204	2,233,794	100,765,753	341,835
Interest	10,619,439	458,560	24,577,713	2,548,129
Liability Position
Foreign exchange	17,671,333	(1,624,732)	60,387,358	(759,693)
Interest	10,619,439	(458,560)	21,686,959	(1,945,473)
Future Contracts
Purchase commitments
Foreign exchange	433,824	1,264	387,663	908
Interest	9,856,454	1,456,514	4,887,109	972,355
Share	4,011,021	545,439	3,520	—
Commodities	8,457,954	1,000,458	2,727,413	4,178
Commitments to sell
Foreign exchange	17,679,727	(50,786)	43,572	(131)
Interest	91,070,059	(451,014)	35,365,170	(560,676)
Share	201,459,785	(997,705)	274,874,389	(99,779)
Commodities	86,833,282	(430,031)	1,019,947	(1,498)
Options
Purchase commitments
Foreign exchange	9,565,942	714,593	14,346,184	520
Interest	2,528,806,657	17,978,224	3,019,606,208	15,593,786
Share	313,605	67,766	18,780,035	385,921
Commodities	1,542	163	909,168	2,722
Commitments to sell
Foreign exchange	175,548	(526,549)	9,308,549	(123,346)
Interest	2,440,966,741	(15,167,264)	2,278,678,906	(13,820,730)
Share	459,335	(6,340,766)	20,296,428	(4,026,023)
Commodities	3,492	(25)	—	—

Assets		46,199,796		23,733,466
Liabilities		(40,047,687)		(24,785,416)
Net		6,152,109		(1,051,950)